UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2009

Date of reporting period: October 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Corporate Income Shares

October 31, 2008

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund’s prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein® at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s web site at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of FINRA.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

December 15, 2008

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Corporate Income Shares (the “Fund”) for the semi-annual reporting period ended October 31, 2008. Please note that shares of this Fund are offered exclusively through registered investment advisers approved by the Adviser.

Investment Objective and Policies

The Fund’s investment objective is high current income. The Fund invests, under normal circumstances, at least 80% of its net assets in U.S. corporate bonds. The Fund may also invest in U.S. Government securities (other than U.S. Government securities that are mortgage-backed or asset-backed securities), repurchase agreements and forward contracts relating to U.S. Government securities. The Fund normally invests all of its assets in securities that are rated, at the time of purchase, at least BBB- or the equivalent. The Fund will not invest in unrated corporate debt securities. The Fund has the flexibility to invest in long- and short-term fixed-income securities. In making decisions about whether to buy or sell securities, the Fund will consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions and the credit quality of individual issuers. The Fund also may invest in convertible debt securities; invest up to 10% of its assets in inflation-protected securities; invest up to 5% of its net assets in preferred stock; purchase and sell interest rate futures contracts and options; enter into swap transactions; invest in zero coupon securities and payment-in-kind debentures; and make secured loans of portfolio securities.

Investment Results

The table on page 5 shows the Fund’s performance compared to its benchmark, the Barclays Capital (BC) U.S. Credit Index, for the six- and 12-month periods ended October 31, 2008.

The Fund underperformed its benchmark for the six- and 12-month periods as the credit crisis intensified and spreads continued to widen across non-government sectors of the fixed-income markets. The Fund’s corporate security selection—particularly an overweight to financials—which underperformed, detracted from performance for both periods. The Fund’s overweight in BBB-rated issues and underweight in the non-corporate portion of the credit index also detracted. An underweight in long-maturity corporates and allocation to Treasuries contributed positively to performance.

Market Review and Investment Strategy

The credit crisis entered a new and more menacing phase during the six-month period ended October 31, 2008 with fear of counterparty risk paralyzing interbank lending and threatening the survival of some of the world’s most powerful financial firms. Stocks fell sharply while government bonds rallied around the world. Credit spreads widened as investors sought safety in risk-free assets; spreads on global investment-grade corporates hit

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	1

record highs, while three-month U.S. Treasury bill yields briefly reached zero and the U.S. dollar rose against most currencies.

Loss of confidence undermined several prominent financial firms, and their collapses further undermined confidence. The severe difficulties that financial firms faced prompted government rescues of Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and American International Group (AIG) in the U.S.; Bradford & Bingley in the U.K.; and Fortis Group and Dexia in the euro area. These difficulties also led to the bankruptcy of Lehman Brothers and the rapid consolidations of Merrill Lynch with Bank of America, HBOS with Lloyds TSB and Washington Mutual with JPMorgan Chase; and Wachovia with Wells Fargo.

Evidence also mounted that the global economic outlook was worsening as the credit crisis unfolded, darkening corporate profit outlooks. Major central banks responded to the deepening financial crisis by flooding the money markets with liquidity. At the time of writing, the U.S. government moved forward with a $700 billion rescue package as well as additional packages aimed at unfreezing credit for consumers and purchasing mortgage-backed assets. In addition, Citigroup Inc. recently received a rescue package that shields the bank from losses on toxic assets and injects an additional $20 billion of capital.

For the six-month period, credit markets posted a return of -13.11% with non-corporates at -3.01% outperforming corporates at -15.11%. All individual corporate industries posted negative returns with many industries in double digits. Outperforming industries included diversified manufacturing at -7.38%, aerospace/defense at -7.84% and services at -8.25%. Underperforming industries included financial institutions at -17.67%, consumer at -19.61% and metals & mining at -18.93%. Intermediate credit, which returned -10.64%, outperformed long credit which returned -20.55% as longer maturity securities were negatively impacted more by extraordinary market volatility. By quality, less risk averse higher rated quality tiers outperformed with AAA-rated debt returning -1.45%, followed by AA at -8.51%, BBB at -16.26% and lastly A-rated debt at -16.39%.

During the semi-annual period, the Fund held an allocation to Treasuries with an underweight in investment-grade corporates and long maturities and an overweight in BBB credit. The Fund’s Corporate Income Shares Investment Team (the “Team”) currently views the recent spread widening as an opportunity not seen in decades, particularly in corporate debt. Current valuations in investment-grade corporates are at the widest levels since the depression, and imply a default rate nearly four times investment-grade defaults experienced during that period. While the breadth and depth of the global economic slowdown is unknown, and the recovery—for both the credit markets and the economy—will take time, worst-

2	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

case scenarios, coupled with significant liquidity premiums, are priced into today’s valuations. As risk aversion begins to unwind and valuations align with fundamentals, the Team expects corporate debt to outperform.

Recent Market Conditions

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including Corporate Income Shares. Such events included the government rescues of Fannie Mae Freddie Mac, Citigroup, Inc. and AIG; the bankruptcy filing of Lehman Brothers and the rapid announced consolidations of Merrill Lynch with Bank of America, Washington Mutual with JPMorgan Chase and Wachovia with Wells Fargo.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	3

HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance on the following pages represents past performance and does not guarantee future results. The Fund is relatively new and has been in existence for less than two years. The returns reflected may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Barclays Capital (BC) U.S. Credit Index does not reflect fees and expenses associated with the active management of a fund portfolio. The Index comprises the BC U.S. Corporate Index and the BC U.S. Non-Corporate Credit Index (the non-native currency subcomponent of the BC U.S. Government-Related Index). An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Price fluctuation in the Fund’s securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Fund to decline. Changes in interest rates have a greater effect on bonds with longer maturities than those with shorter maturities. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Fund. This Fund can utilize leverage as an investment strategy. When a fund borrows money or otherwise leverages its portfolio, it may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s investments. The Fund may create leverage through the use of derivatives. High yield bonds, otherwise known as “junk bonds,” involve a greater risk of default and price volatility than other bonds. Investing in below-investment grade securities presents special risks, including credit risk. Investments in the Fund are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. The Fund is subject to liquidity risk because derivatives and securities involving substantial interest rate and credit risk tend to involve greater liquidity risk. While the Fund invests principally in bonds and other fixed-income securities, in order to achieve its investment objective, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund’s prospectus.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED OCTOBER 31, 2008	Returns
	6 Months	12 Months
AllianceBernstein Corporate Income Shares	-15.98%	-15.16%

Barclays Capital U.S. Credit Index	-13.11%	-11.36%

As of September 2008, all indices with the Lehman Brothers name were changed to Barclays Capital as part of an acquisition of Lehman Brothers’ North American investment banking and capital markets businesses by Barclays Capital.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2008‡
Returns

1 Year	-15.16%
Since Commencement of Operations*	-7.17%

AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2008)
Returns

1 Year	-7.25%
Since Commencement of Operations*	-3.23%

The Portfolio’s current prospectus fee table shows the Fund’s total operating expense ratio as 0.35% and the Fund’s net expense ratio as 0.00%, reflecting the fact that the Adviser is absorbing all expenses of operating the Fund, except extraordinary expenses, and is waiving any fees from the Fund. The Fund is an integral part of “wrap fee” programs sponsored by investment advisers unaffiliated with the Fund or the Adviser. Typically, participants in these programs pay a “wrap” fee to their investment adviser for all costs and expenses of the wrap-fee program, including investment advice and portfolio execution. The Fund’s total operating expense ratio reflects the estimated portion of the wrap fee attributable to the management of the Fund. Absent reimbursements or waivers, performance would have been lower.

* Commencement of Operations Date: 12/11/06.

See Historical Performance disclosures on page 4.

6	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Historical Performance

FUND EXPENSES

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008		Ending Account Value October 31, 2008		Expenses Paid During Period*
	Actual	Hypothetical	Actual	Hypothetical**	Actual	Hypothetical
Class A	$1,000	$1,000	$840.19	$1,025.21	$0.00	$0.00
*	Expenses are equal to the Fund’s annualized expense ratio of 0.00%. The Fund’s expenses are borne by the Adviser or it affiliates.

**	Assumes 5% return before expenses.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	7

Fund Expenses

PORTFOLIO SUMMARY

October 31, 2008 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $65.6

*	All data are as of October 31, 2008. The Fund’s sector breakdown is expressed as a percentage of total investments and may vary over time.

Please Note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the fund’s prospectus.

8	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio Summary

PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADES – 94.3%
Industrial – 49.5%
Basic – 5.6%
Alcoa, Inc. 5.55%, 2/01/17	$555	$396,593
6.50%, 6/01/11	155	147,172
Commercial Metals Co. 7.35%, 8/15/18	400	335,152
The Dow Chemical Co. 7.375%, 11/01/29	465	391,976
Eastman Chemical Co. 7.25%, 1/15/24	305	269,860
Freeport-McMoRan Copper & Gold, Inc. 8.25%, 4/01/15	490	392,000
International Paper Co. 7.95%, 6/15/18	400	323,962
The Mosaic Co. 7.625%, 12/01/16(a)(b)	225	196,486
PPG Industries, Inc. 5.75%, 3/15/13	385	359,339
6.65%, 3/15/18	85	72,624
United States Steel Corp. 6.05%, 6/01/17	550	367,825
Weyerhaeuser Co. 7.375%, 3/15/32	205	140,638
8.50%, 1/15/25	360	295,842

		3,689,469

Capital Goods – 6.1%
Caterpillar, Inc. 7.375%, 3/01/97	445	382,461
CRH America, Inc. 5.30%, 10/15/13	695	558,968
Dover Corp. 5.45%, 3/15/18	350	318,091
General Electric Co. 5.00%, 2/01/13	490	462,212
5.25%, 12/06/17	520	435,266
Masco Corp. 4.80%, 6/15/15	680	513,393
5.875%, 7/15/12	460	429,638
McDonnell Douglas Corp. 9.75%, 4/01/12	70	75,794
Mohawk Industries, Inc. 6.125%, 1/15/16	525	460,560
Textron Financial Corp. 5.40%, 4/28/13	170	115,302

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	9

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Vulcan Materials Co. 7.00%, 6/15/18	$295	$231,860

		3,983,545

Communications - Media – 5.1%
CBS Corp. 5.625%, 8/15/12	220	183,105
7.875%, 7/30/30	85	61,159
Comcast Cable Communications Holdings, Inc. 8.875%, 5/01/17	175	170,865
9.455%, 11/15/22	455	437,241
Gannett Co., Inc. 6.375%, 4/01/12	660	455,457
Historic TW, Inc. 9.125%, 1/15/13	80	76,846
News America Holdings, Inc. 8.875%, 4/26/23	415	426,844
RR Donnelley & Sons Co. 4.95%, 4/01/14	675	510,574
5.50%, 5/15/15	210	154,085
TCI Communications, Inc. 7.875%, 2/15/26	150	130,037
Time Warner Cos, Inc. 7.57%, 2/01/24	120	97,748
Time Warner Entertainment Co. LP 8.875%, 10/01/12	350	344,075
Turner Broadcasting System, Inc. 8.375%, 7/01/13	350	323,941

		3,371,977

Communications - Telecommunications – 5.8%
Ameritech Capital Funding Corp. 6.45%, 1/15/18	605	610,825
6.55%, 1/15/28	760	738,419
Bellsouth Capital Funding Corp. 7.12%, 7/15/97	565	418,659
CenturyTel, Inc. Series L 7.875%, 8/15/12	485	421,950
Embarq Corp. 6.738%, 6/01/13	660	574,200
Qwest Corp. 7.625%, 6/15/15	185	141,525
US Cellular Corp. 6.70%, 12/15/33	135	84,962
Valor Telecommunications Enterprises LLC/Finance Corp. 7.75%, 2/15/15	55	46,475

10	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Verizon New York, Inc. Series B 7.375%, 4/01/32	$595	$465,285
Verizon Virginia, Inc. Series A 4.625%, 3/15/13	375	314,834

		3,817,134

Consumer Cyclical - Automotive – 1.2%
Daimler Finance North America LLC 7.30%, 1/15/12	310	252,669
Johnson Controls, Inc. 5.50%, 1/15/16	635	514,318

		766,987

Consumer Cyclical - Other – 1.6%
Marriott International, Inc. Series J 5.625%, 2/15/13	250	187,033
Starwood Hotels & Resorts Worldwide, Inc. 7.375%, 11/15/15	560	435,004
Toll Brothers Finance Corp. 5.15%, 5/15/15	620	436,086

		1,058,123

Consumer Cyclical - Restaurants – 0.4%
Yum! Brands, Inc. 8.875%, 4/15/11	265	271,641

Consumer Cyclical - Retailers – 2.1%
Home Depot, Inc. 5.40%, 3/01/16	645	494,458
JC Penney Corp. Inc. 7.95%, 4/01/17	225	186,543
Kohls Corp. 6.25%, 12/15/17	255	200,838
Limited Brands, Inc. 5.25%, 11/01/14	530	333,411
7.60%, 7/15/37	85	47,334
Nordstrom, Inc. 7.00%, 1/15/38	160	103,294

		1,365,878

Consumer Non-Cyclical – 14.6%
Abbott Laboratories 4.35%, 3/15/14	715	655,409
Allergan, Inc. 5.75%, 4/01/16	520	464,154
AmerisourceBergen Corp. 5.875%, 9/15/15	750	615,543

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	11

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Amgen, Inc. 4.85%, 11/18/14	$540	$483,986
Anheuser-Busch Cos, Inc. 5.50%, 1/15/18	210	162,998
6.50%, 2/01/43	565	371,143
Archer-Daniels-Midland Co. 8.375%, 4/15/17	605	629,968
Bristol-Myers Squibb Co. 6.875%, 8/01/97	495	419,602
Bunge Ltd. Finance Corp. 5.35%, 4/15/14	705	506,683
5.875%, 5/15/13	365	307,271
ConAgra Foods, Inc. 9.75%, 3/01/21	300	309,260
Fortune Brands, Inc. 5.375%, 1/15/16	100	77,031
HJ Heinz Finance Co. 6.00%, 3/15/12	135	131,918
Kraft Foods, Inc. 5.625%, 11/01/11	370	355,142
The Kroger Co. 7.50%, 4/01/31	435	372,163
Merck & Co., Inc. 4.375%, 2/15/13	325	314,036
4.75%, 3/01/15	645	593,143
Quest Diagnostics, Inc./DE 5.45%, 11/01/15	370	299,444
Reynolds American, Inc. 7.30%, 7/15/15	165	140,923
7.625%, 6/01/16	385	315,844
Safeway, Inc. 7.25%, 2/01/31	570	469,557
Sara Lee Corp. 3.875%, 6/15/13	340	271,546
Schering-Plough Corp. 5.55%, 12/01/13	585	554,801
UST, Inc. 6.625%, 7/15/12	585	525,187
Wyeth 6.95%, 3/15/11	230	235,388

		9,582,140

Energy – 1.6%
ConocoPhillips 6.65%, 7/15/18	390	351,730
Duke Capital LLC 8.00%, 10/01/19	155	139,788

12	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Halliburton Co. 7.60%, 8/15/96(a)	$240	$213,054
The Premcor Refining Group, Inc. 7.50%, 6/15/15	366	335,999

		1,040,571

Services – 0.6%
The Western Union Co. 5.93%, 10/01/16	515	417,865

Technology – 3.4%
Computer Sciences Corp. 5.50%, 3/15/13(a)	280	242,792
Electronic Data Systems Corp. Series B 6.00%, 8/01/13	680	641,912
International Business Machines Corp. 7.125%, 12/01/96	445	380,636
Motorola, Inc. 6.50%, 9/01/25-11/15/28	560	343,661
Oracle Corp. 5.75%, 4/15/18	377	329,886
Xerox Corp. 6.40%, 3/15/16	325	230,772
7.625%, 6/15/13	100	75,615

		2,245,274

Transportation - Airlines – 0.7%
Southwest Airlines Co. 5.25%, 10/01/14	550	446,251

Transportation - Railroads – 0.7%
CSX Corp. 7.90%, 5/01/17	460	419,494

		32,476,349

Financial Institutions – 38.0%
Banking – 17.1%
Bank of America Corp. 5.42%, 3/15/17	500	380,031
Bank One Corp. 5.25%, 1/30/13	410	384,860
BankAmerica Capital II Series 2 8.00%, 12/15/26	237	183,034
The Bear Stearns Co., Inc. 5.55%, 1/22/17	575	487,274
Citigroup, Inc. 4.875%, 5/07/15	570	424,408
5.00%, 9/15/14	565	446,612
5.50%, 2/15/17	320	240,363

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	13

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

5.85%, 7/02/13	$410	$377,162
6.125%, 8/25/36	115	77,541
Comerica Bank 5.75%, 11/21/16	560	371,002
Credit Suisse USA, Inc. 5.125%, 8/15/15	550	427,130
Fifth Third Bancorp 6.25%, 5/01/13	520	451,171
Fifth Third Bank 4.75%, 2/01/15	395	281,497
First Union Institutional Capital I 8.04%, 12/01/26	360	269,089
FleetBoston Financial Corp. 6.875%, 1/15/28	180	147,303
HSBC Bank USA 4.625%, 4/01/14	475	407,923
JP Morgan Chase & Co. 5.375%, 1/15/14	515	501,653
6.125%, 6/27/17	255	220,096
JP Morgan Chase Capital XXV Series Y 6.80%, 10/01/37	300	215,923
Manufacturers & Traders Trust Co. 5.629%, 12/01/21(c)	270	205,856
Marshall & Ilsley Bank 4.85%, 6/16/15	300	183,370
MBNA Corp. Series MTNF 7.50%, 3/15/12	495	490,288
National City Bank/Cleveland OH 5.80%, 6/07/17	395	299,235
National City Corp. 5.75%, 2/01/09	255	247,600
PNC Bank NA 5.25%, 1/15/17	520	432,150
RBS Capital Trust I 4.709%, 7/01/13(c)	340	149,658
RBS Capital Trust III 5.512%, 9/30/14(c)	500	229,685
SouthTrust Corp. 5.80%, 6/15/14	500	413,067
Sovereign Bank 5.125%, 3/15/13	335	257,643
State Street Corp. 5.375%, 4/30/17	95	80,055
Union Bank of California 5.95%, 5/11/16	555	392,123

14	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

Union Planters Corp. 7.75%, 3/01/11	$341	$306,830
Wachovia Corp. 4.875%, 2/15/14	200	166,169
5.25%, 8/01/14	360	300,064
Wells Fargo & Co. 4.375%, 1/31/13	125	115,407
4.625%, 4/15/14	100	91,199
5.00%, 11/15/14	435	398,958
Zions Banc Corp. 5.50%, 11/16/15	155	103,638
5.65%, 5/15/14	75	52,606

		11,209,673

Brokerage – 5.4%
Ameriprise Financial, Inc. 5.65%, 11/15/15	200	152,548
Goldman Sachs Group, Inc. 5.00%, 1/15/11	395	367,762
5.125%, 1/15/15	250	207,464
5.625%, 1/15/17	530	388,373
6.125%, 2/15/33	815	603,516
7.35%, 10/01/09	31	30,986
Merrill Lynch & Co., Inc. 5.70%, 5/02/17	190	149,023
6.11%, 1/29/37	440	291,146
6.15%, 4/25/13	520	479,805
Morgan Stanley 5.05%, 1/21/11	535	487,439
5.30%, 3/01/13	160	132,332
6.00%, 4/28/15	100	81,255
7.25%, 4/01/32	130	99,188
Schwab Capital Trust I 7.50%, 11/15/37(c)	145	100,652

		3,571,489

Finance – 5.8%
Capital One Bank 5.00%, 6/15/09	275	255,336
Capital One Financial Corp. 6.15%, 9/01/16	555	336,640
CIT Group, Inc. 3.375%, 4/01/09	135	122,674
5.40%, 2/13/12-1/30/16	1,010	529,713
Countrywide Financial Corp. 6.25%, 5/15/16	318	281,055
Countrywide Home Loans, Inc. Series MTNL 4.00%, 3/22/11	378	348,596

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	15

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

General Electric Capital Corp. 4.875%, 3/04/15	$90	$76,884
5.40%, 2/15/17	520	433,023
6.375%, 11/15/67(c)	520	336,245
HSBC Finance Capital Trust IX 5.911%, 11/30/35(c)	570	311,356
International Lease Finance Corp. 5.625%, 9/20/13	530	339,186
5.65%, 6/01/14	106	67,664
SLM Corp. 5.05%, 11/14/14	385	216,865
Series A 5.45%, 4/25/11	180	134,893

		3,790,130

Insurance – 6.9%
Ace INA Holdings, Inc. 5.875%, 6/15/14	515	472,402
Aetna, Inc. 6.00%, 6/15/16	360	301,164
The Allstate Corp. 6.125%, 2/15/12	165	165,998
American International Group, Inc. 6.25%, 3/15/37	495	66,741
Assurant, Inc. 5.625%, 2/15/14	110	100,241
Fund American Cos, Inc. 5.875%, 5/15/13	635	477,145
GE Global Ins 7.00%, 2/15/26	290	243,602
Genworth Financial, Inc. 4.95%, 10/01/15	510	257,250
6.15%, 11/15/66(c)	575	134,460
6.515%, 5/22/18	180	87,523
Hartford Financial Services Group, Inc. 6.10%, 10/01/41	330	186,945
Humana, Inc. 6.45%, 6/01/16	215	163,532
Marsh & McLennan Cos, Inc. 5.15%, 9/15/10	295	289,850
5.375%, 7/15/14	165	153,692
Prudential Financial, Inc. Series MTNB 4.50%, 7/15/13	285	234,227
Series MTND 5.15%, 1/15/13	130	111,560
The Travelers Cos, Inc. 6.25%, 6/20/16	230	207,550

16	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

UnitedHealth Group, Inc. 4.875%, 3/15/15	$140	$120,078
WellPoint, Inc. 5.00%, 1/15/11	250	246,512
6.375%, 1/15/12	505	508,695

		4,529,167

REITS – 2.8%
ERP Operating LP 5.25%, 9/15/14	560	418,926
Health Care Property Investors, Inc. 5.65%, 12/15/13	585	493,813
Health Care REIT, Inc. 6.20%, 6/01/16	585	461,877
Simon Property Group LP 5.625%, 8/15/14	575	447,690

		1,822,306

		24,922,765

Utility – 6.8%
Electric – 4.8%
Allegheny Energy Supply Co. LLC 7.80%, 3/15/11	480	439,200
8.25%, 4/15/12(a)	95	86,925
Consolidated Edison Co. of New York, Inc. Series 05-C 5.375%, 12/15/15	115	100,654
Constellation Energy Group, Inc. 4.55%, 6/15/15	140	107,786
Consumers Energy Co. Series D 5.375%, 4/15/13	165	150,967
Dominion Resources, Inc. 7.50%, 6/30/66(c)	370	203,500
Series 06-B 6.30%, 9/30/66(c)	315	163,800
Series C 5.15%, 7/15/15	80	65,865
MidAmerican Energy Co. 4.65%, 10/01/14	575	494,628
Nisource Finance Corp. 5.40%, 7/15/14	710	546,963
6.15%, 3/01/13	130	106,349
Pacific Gas & Electric Co. 4.80%, 3/01/14	195	172,747
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67(c)	370	214,600

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	17

Portfolio of Investments

	Principal Amount (000)	U.S. $ Value

PSEG Power LLC 6.95%, 6/01/12	$105	$99,242
Public Service Company of Colorado Series 10 7.875%, 10/01/12	170	170,583

		3,123,809

Natural Gas – 2.0%
CenterPoint Energy Resources Corp. Series B 7.875%, 4/01/13	115	108,312
Colorado Interstate Gas Co. 6.80%, 11/15/15	115	97,333
Energy Transfer Partners LP 6.125%, 2/15/17	535	429,574
Enterprise Products Operating LP 7.50%, 2/01/11	360	355,845
Kinder Morgan Energy Partners LP 7.40%, 3/15/31	95	72,257
Southern Union Co. 7.60%, 2/01/24	60	41,686
Williams Co., Inc. 7.625%, 7/15/19	285	235,125

		1,340,132

		4,463,941

Total Corporates - Investment Grades (cost $77,954,927)		61,863,055

GOVERNMENTS - TREASURIES – 2.8%
Treasuries – 2.8%
U.S. Treasury Bonds 5.00%, 5/15/37 (cost $1,802,414)	1,700	1,872,390

CORPORATES - NON-INVESTMENT GRADES – 0.5%
Industrial – 0.5%
Basic – 0.5%
Temple-Inland, Inc. 7.875%, 5/01/12 (cost $347,942)	328	317,731

Total Investments – 97.6% (cost $80,105,283)		64,053,176
Other assets less liabilities – 2.4%		1,560,410

Net Assets – 100.0%		$65,613,586

18	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio of Investments

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate market value of these securities amounted to $739,257 or 1.1% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2008.

(c)	Variable rate coupon, rate shown as of October 31, 2008.

Glossary:

REITs – Real Estate Investments Trusts

See notes to financial statements.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	19

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

October 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $80,105,283)	$64,053,176
Cash	374,033
Interest receivable	1,317,340
Receivable for shares of beneficial interest sold	133,277

Total assets	65,877,826

Liabilities
Dividends payable	170,789
Payable for shares of beneficial interest redeemed	93,451

Total liabilities	264,240

Net Assets	$65,613,586

Composition of Net Assets
Shares of beneficial interest, at par	$84
Additional paid-in capital	84,394,276
Undistributed net investment income	70,667
Accumulated net realized loss on investment transactions	(2,799,334)
Net unrealized depreciation on investments	(16,052,107)

$65,613,586

Net Asset Value Per Share—unlimited shares of beneficial interest authorized, $.00001 par value (based on 8,437,304 common shares outstanding)	$7.78

See notes to financial statements.

20	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2008 (unaudited)

Investment Income
Interest	$2,515,049

Realized and Unrealized Loss on Investment Transactions
Net realized loss on investment transactions	(1,808,030)
Net change in unrealized appreciation/depreciation of investments	(13,614,486)

Net loss on investment transactions	(15,422,516)

Net Decrease in Net Assets from Operations	$(12,907,467)

See notes to financial statements.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	21

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,515,049	$5,040,453
Net realized loss on investment transactions	(1,808,030)	(930,338)
Net change in unrealized appreciation/depreciation of investments	(13,614,486)	(2,081,113)
Contributions from Adviser (see Note B)	– 0	–	15,585

Net increase (decrease) in net assets from operations	(12,907,467)	2,044,587
Dividends to Shareholders from
Net investment income	(2,515,049)	(5,040,453)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	(5,794,248)	699,311

Total decrease	(21,216,764)	(2,296,555)
Net Assets
Beginning of period	86,830,350	89,126,905

End of period (including undistributed net investment income of $70,667 and $70,667, respectively)	$65,613,586	$86,830,350

See notes to financial statements.

22	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

October 31, 2008 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Corporate Shares (the “Trust”) was organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated January 26, 2004. The Trust is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company. The Trust operates as a “series” company currently having one separate portfolio: AllianceBernstein Corporate Income Shares (the “Portfolio”). AllianceBernstein Corporate Income Shares is considered to be a separate entity for financial reporting and tax purposes. The Portfolio commenced investment operations on December 11, 2006. Prior to the commencement of investment operations on December 11, 2006, the Portfolio had no operations other than the sale to the Adviser of 10,000 Portfolio shares for $10 each for the aggregate amount of $100,000 on May 17, 2006.

Shares of the Portfolio are offered exclusively to holders of accounts established under wrap-free programs sponsored and maintained by certain registered investment advisers approved by the Adviser. The Portfolio’s shares may be purchased at the relevant net asset value without a sales charge or other fee. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Portfolio’s Board of Trustees.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	23

Notes to Financial Statements

using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market (“OTC”) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the “Adviser”) may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is

24	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of October 31, 2008:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		64,053,176			– 0	–
Level 3		– 0	–		– 0	–

Total		$64,053,176		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

3. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with the Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainties in Income Taxes” (“FIN 48”), management has analyzed the Portfolio’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income.

5. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	25

Notes to Financial Statements

the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the Advisory Agreement, the Portfolio pays no advisory fee to the Adviser. The Adviser serves as investment manager and adviser of the Portfolio and continuously furnishes an investment program for the Portfolio and manages, supervises and conducts the affairs of the Portfolio, subject to the supervisions of the Portfolio’s Board of Trustees. The Advisory Agreement provides that the Adviser or an affiliate will furnish, or pay the expenses of the Portfolio for, office space, facilities and equipment, services of executive and other personnel of the Portfolio and certain administrative services.

During the year ended April 30, 2008, the Adviser reimbursed the Portfolio $15,585 for trading losses incurred due to a trade entry error.

The Portfolio has entered into a Distribution Agreement (the “Agreement”) with AllianceBernstein Investments, Inc., the Portfolio’s principal underwriter (the “Underwriter”), to permit the Underwriter to distribute the Portfolio’s shares, which are sold at their net asset value without any sales charge. The Underwriter receives no fee for this service. The Underwriter is a wholly owned subsidiary of the Adviser.

AllianceBernstein Investor Services, Inc. (“ABIS”), an indirect wholly-owned subsidiary of the Adviser, acts as the Portfolios’ registrar, transfer agent and dividend-disbursing agent. ABIS registers the transfer, issuance and redemption of Portfolio shares and disburses dividends and other distributions to Portfolio shareholders. ABIS receives no fee for this service.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended October 31, 2008 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$12,487,349	$14,780,157
U.S. government securities	694,051	4,058,351

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$70,394
Gross unrealized depreciation	(16,122,501)

Net unrealized depreciation	$(16,052,107)

26	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

NOTE D

Capital Stock

Transactions in shares of beneficial interest were as follows:

	Shares		Amount
	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008	Six Months Ended October 31, 2008 (unaudited)	Year Ended April 30, 2008

Class A
Shares sold	815,980	2,530,105	$7,272,210	$24,484,305

Shares redeemed	(1,461,753)	(2,456,360)	(13,066,458)	(23,784,994)

Net increase (decrease)	(645,773)	73,745	$(5,794,248)	$699,311

NOTE E

Risks Involved in Investing in the Portfolio

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE F

Distributions to Shareholders

The tax character of distributions to be paid for the year ending April 30, 2009 will be determined at the end of the current fiscal year.

The tax character of distributions paid during the fiscal years ended April 30, 2008 and April 30, 2007 were as follows:

	2008	2007
Distributions paid from:
Ordinary income	$5,040,453	$1,736,913

Total taxable distributions	5,040,453	1,736,913

Total distributions paid	$5,040,453	$1,736,913

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	27

Notes to Financial Statements

As of April 30, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$210,359
Accumulated capital and other losses	(975,173	)(a)
Unrealized appreciation/(depreciation)	(2,453,752	)(b)

Total accumulated earnings/(deficit)	$(3,218,566	)(c)

(a)

On April 30, 2008, the Fund had capital loss carryforward of $591,158 which expires in the year 2016. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. For the fiscal year ended April 30, 2008, the Fund deferred to May 1, 2008, post-October capital losses of $384,015.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable.

NOTE G

Legal Proceedings

On October 2, 2003, a purported class action complaint entitled Hindo, et al. v. AllianceBernstein Growth & Income Fund, et al. (“Hindo Complaint”) was filed against the Adviser, Alliance Capital Management Holding L.P. (“Alliance Holding”), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser (“AllianceBernstein defendants”), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in “late trading” and “market timing” of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Following October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the Order of the SEC dated December 18, 2003 as amended and restated January 15, 2004 (“SEC Order”) and the New York State Attorney General Assurance of Discontinuance dated September 1, 2004 (“NYAG Order”).

28	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Notes to Financial Statements

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount ($30 million), which the Adviser previously accrued and disclosed, has been disbursed. The derivative claims brought on behalf of Alliance Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds’ shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE H

Recent Accounting Pronouncements

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the adoption of FAS 161 will have no material impact on the Portfolio’s financial statements.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	29

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended October 31, 2008 (unaudited)		Year Ended April 30, 2008	December 11, 2006(a) to April 30, 2007

Net asset value, beginning of period	$ 9.56		$ 9.89	$ 10.00

Income From Investment Operations
Net investment income(b)	.28		.56	.21
Net realized and unrealized loss on investment transactions	(1.78)		(.33)	(.11)

Net increase (decrease) in net asset value from operations	(1.50)		.23	.10

Less: Dividends
Dividends from net investment income	(.28)		(.56)	(.21)

Net asset value, end of period	$ 7.78		$ 9.56	$ 9.89

Total Return
Total investment return based on net asset value(c)	(15.98)%		2.38%	1.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,614		$86,830	$89,127
Ratio to average net assets of:
Net investment income	5.79	%(d)	5.73%	5.58	%(d)
Portfolio turnover rate	17%		58%	33%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

See notes to financial statements.

30	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Financial Highlights

BOARD OF TRUSTEES

William H. Foulk, Jr.(1), Chairman	D. James Guzy(1)
Marc O. Mayer	Nancy P. Jacklin(1) Marshall C. Turner, Jr.(1) Earl D. Weiner(1)
John H. Dobkin(1)
Michael J. Downey(1)

OFFICERS

Robert M. Keith, President and Chief Executive Officer

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Douglas J. Peebles, Senior Vice President

Jeffrey S. Phlegar(2), Senior Vice President

Ranjani H. Nagaswami, Senior Vice President

Lawrence J. Shaw(2), Senior Vice President

Shawn E. Keegan(2), Vice President

Joel J. McKoan(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Thomas R. Manley, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004 Independent Registered Public Accounting Firm KPMG LLP 345 Park Avenue New York, NY 10154

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Corporate Income Shares Investment Team. Messrs. Shawn E. Keegan, Joel J. McKoan, Jeffrey S. Phlegar, and Lawrence J. Shaw are the investment professionals primarily responsible for the day-to-day management of the Fund’s portfolio.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	31

Board of Trustees

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and The AllianceBernstein Corporate Shares (the “Trust”) with respect to AllianceBernstein Corporate Income Shares (the “Portfolio”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by the September 1, 2004 Assurance of Discontinuance (“AoD”) between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Trustees to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 Act (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

PORTFOLIO’S EXEMPTION FROM ADVISORY FEES OR EXPENSES

The Adviser proposed that the Portfolio pays no advisory fee to the Adviser for receiving the services to be provided pursuant to the Investment Advisory Agreement. The Trust is designed to serve the needs of the Adviser’s separately managed account (“SMA”) clients. Since SMA clients pay their wrap program provider a unitary fee for managing all investments of their portfolio, the

1	It should be noted that the Senior Officer’s evaluation was completed on October 22, 2008.

2	Future references to the Portfolio do not include “AllianceBernstein.”

32	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Portfolio will not pay an advisory fee. The Adviser will also reimburse the Portfolio for all of its other operating expenses, except certain extraordinary expenses, taxes, brokerage costs and the interest on borrowed money.

The Portfolio’s net assets on September 30, 2008 is set forth below:

Portfolio	Net Assets ($MM)
Corporate Income Shares	$72.5

The Portfolio, which offers only one no-load class of shares, is distributed through its principal underwriter, AllianceBernstein Investments, Inc. (“ABI”). Since the Portfolio is reimbursed by the Adviser for its operating expenses, the Portfolio does not have a distribution plan pursuant to Rule 12b-1 under the 40 Act. Set forth below are the Portfolio’s annual operating expenses in percentages:

Annual Operating Expenses	%
Advisory Fees[3]	0.35%
Distribution Fees	0.00%
Other Expenses	0.00%
Fee Waiver/Reimbursements	-0.35%
Net Expenses	0.00%

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for investment companies are more costly than those for institutional client assets due to the greater complexities and time required for investment companies. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than that of a

3	This amount reflects the portion of the wrap fee the expected initial client is expected to pay to the Adviser for managing and bearing all expenses of the Portfolio.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	33

stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if the fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolio. However, with respect to the Portfolio, the Adviser represented that there is no institutional product in the Adviser’s Form ADV that has a similar investment style as the Portfolio.

The advisory fee schedule of the AllianceBernstein Mutual Funds (“ABMF”), implemented in January 2004, as a result of the AoD between the NYAG and the Adviser, contemplates eight categories with almost all of the AllianceBernstein Mutual Funds in each category having the same fee schedule. Set forth below is the fee schedule of the appropriate category and what would have been the effective advisory fee of the Portfolio had the NYAG related fee schedule been applicable to the Portfolio:

Portfolio	ABMF Category	ABMF Fee Schedule	ABMF Effective Fee
Corporate Income Shares	High Income	50 bp on 1st $2.5 billion 45 bp on the next $2.5 billion 40 bp on the balance	0.500%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Portfolio.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fee arrangements of the Portfolio with those of other investment companies receiving similar services from other investment advisers.4

4	Only zero fee no-load funds that participated in a wrap fee program were considered for inclusion in the Fund’s EG, regardless of the Lipper investment classification/objective of the Funds’ peers. The Fund’s EG includes the Fund, which is classified by Lipper as “A-rated Corporate Debt”, two U.S. Mortgage funds and one TIPS fund.

34	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

Each peer selected by Lipper had a similar fee arrangement as the Portfolio, which is to say that with respect to the Portfolio’s peers, all fund expenses, including management fees5 were reimbursed by the investment adviser.6

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The profitability information for the Portfolio, prepared by the Adviser for the Board of Trustees, was reviewed by the Senior Officer and the consultant. The Portfolio does not pay an advisory fee to the Portfolio. However, the Adviser does profit indirectly through the advisory fees that it receives from SMA clients that invest in the Portfolio. The profitability of the Portfolio, which was positive in 2007, was calculated using a weighted average of the profitability of the SMA clients, in addition to any fund specific revenue or expense item.

AllianceBernstein Investments, Inc. (“ABI”) and AllianceBernstein Investor Services, Inc. (“ABIS”), affiliates of the Adviser, serve as the Portfolio’s underwriter and transfer agent, respectively. The courts have referred to this type of business relationships as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. However, neither ABI nor ABIS receive a fee for serving as the Portfolio’s underwriter and transfer agent.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,7 subsidies and enhancement to services. Based on

5	“Management Fee” is the fee attributable to the management and bearing of expenses of the funds (not the management of the wrap fee program). In each case the advisory contract provides for an advisory or management fee of zero.

6	Each of the Portfolio’s peers had an estimated net operating expense ratio of 32 basis points before full reimbursement.

7	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	35

some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems, can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli8 study on advisory fees and various fund characteristics. The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.9 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund assets under management (“AUM”), family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of fund size and the large asset manager’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIO.

With assets under management of $590 billion as of September 30, 2008, the Adviser has the investment experience to manage the portfolio assets of the Portfolio and provide non-investment services (described in Section II) to the Portfolio.

8	The Deli study was originally published in 2002 based on 1997 data.

9	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

36	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

The information below, prepared by Lipper, shows the 1 year gross performance return of the Portfolio relative to its Lipper Performance Universe (“PU”)10 for the period ended July 31, 2008:

	Portfolio Return (%)	PU Median (%)	PU Rank
1 Year	0.91	5.20	18/21

Set forth below are the 1 year and since inception net performance returns of the Portfolio (in bold) and its benchmark:11

	Periods Ending July 31, 2008 Annualized Net Performance
	1 Year (%)	Since Inception (%)
Corporate Income Shares	0.91	0.51
Lehman Brothers U.S. Credit Index	2.85	2.50
Inception Date: December 11, 2006

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the Investment Advisory Agreement for the Portfolio is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion with respect to the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 25, 2008

10	A Performance Universe comprises all funds within the same investment classification/objective. The Portfolio’s PU consists of the Fund and all retail no-load A rated corporate debt funds, regardless of asset size or primary channel of distribution. A load specific restriction was implemented by Lipper at the request of the Senior Officer and the Adviser.

11	The Adviser provided Portfolio and benchmark performance return information for periods through July 31, 2008.

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	37

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Wealth Appreciation Strategy

Wealth Preservation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Tax-Managed Wealth Preservation Strategy

Blended Style Funds

U.S. Large Cap Portfolio

International Portfolio

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Fund

Small/Mid Cap Growth Fund*

Global & International

Global Growth Fund*

Global Thematic Growth Fund*

Greater China ‘97 Fund

International Growth Fund

Value Funds

Domestic

Balanced Shares

Focused Growth & Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Utility Income Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Diversified Yield Fund

Global Bond Fund

High Income Fund*

Intermediate Bond Portfolio

Short Duration Portfolio

Municipal Bond Funds

National National II* Arizona California California II* Florida Massachusetts	Michigan Minnesota New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

ACM Managed Dollar Income Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

The Spain Fund

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to January 28, 2008, High Income Fund was named Emerging Market Debt Fund. Prior to November 3, 2008, Small/Mid Cap Growth Fund was named Mid Cap Growth Fund, Global Growth Fund was named Global Research Growth Fund, and Global Thematic Growth Fund was named Global Technology Fund. Prior to December 1, 2008, National II was named Insured National and California II was named Insured California.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

38	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES •	39

NOTES

40	• ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

ALLIANCEBERNSTEIN CORPORATE INCOME SHARES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

CIS-0152-1008

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	December 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 27, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	December 27, 2008